Stockholders’ Deficit (Details) - USD ($)	Oct. 13, 2021	Jun. 25, 2021	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Stockholders’ Deficit [Line Items]
Common stock, shares authorized			100,000,000	100,000,000	100,000,000
Common stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, outstanding			2,283,976	2,283,976	2,283,976
Shares of common stock subject to possible redemption			1,082,789	1,082,789	2,172,851
Class B Common Stock [Member]
Stockholders’ Deficit [Line Items]
Converted shares	1.5
Common stock, par value (in Dollars per share)			$ 0.0001
Class B Common Stock [Member] | Sponsor [Member]
Stockholders’ Deficit [Line Items]
Shares purchased	2,156,250	1,437,500
Aggregate purchase price (in Dollars)		$ 25,000
Common Stock [Member]
Stockholders’ Deficit [Line Items]
Shares of common stock subject to possible redemption					2,172,851